Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in thousands)	2023	2022
Cash & cash equivalents	€101,847	€248,584
Restricted cash included within current assets	342	342
Total	€102,189	€248,926

Restrictions on Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in thousands)	2023	2022
Cash & cash equivalents	€101,847	€248,584
Restricted cash included within current assets	342	342
Total	€102,189	€248,926

Schedule Of Foreign Currency Transaction Gains and (Losses)
Foreign currency transaction gains and losses presented within other income and expense, other, net for the years ended December 31, 2023, 2022 and 2021 were as follows:

	As of December 31,
(in thousands)	2023	2022	2021
Foreign exchange gains/(losses), net	€(632)	€(228)	€1,554